Note 6 - Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Accrued expenses
Customer Deposits	$ 13,500	$ 13,500
Accrued Payroll, Officers	51,160	60,357	68,007
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
Accrued expenses	$ 205,650	$ 209,183		$ 417,759